Selected Statement of Operations Data (Details) - Schedule of computation of basic and diluted EPS - shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of computation of basic and diluted EPS [Abstract]
Weighted average number of shares issued and outstanding - used in computation of basic EPS	20,006	19,907	19,746
Incremental shares from assumed exercise of options	264	231	216
Weighted average number of shares used in computation of diluted EPS	20,270	20,138	19,962